LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.89%
Freddie Mac REMIC Series 5029 WG 1.00% 4/25/31	14,747,791	$ 13,746,202
•Freddie Mac STACR REMIC Trust
Series 2020-DNA6 M1 1.00% (SOFR30A + 0.90%) 12/25/50	569,969	569,114
Series 2021-DNA1 M1 0.75% (SOFR30A + 0.65%) 1/25/51	380,343	379,392
Series 2021-DNA3 M1 0.85% (SOFR30A + 0.75%) 10/25/33	3,848,395	3,814,760
Series 2021-DNA5 M1 0.75% (SOFR30A + 0.65%) 1/25/34	551,627	551,587
Series 2021-HQA1 M1 0.80% (SOFR30A + 0.70%) 8/25/33	1,983,837	1,978,614
Series 2021-HQA2 M1 0.80% (SOFR30A + 0.70%) 12/25/33	2,979,649	2,954,186
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-HQA2 M2AS 1.51% (LIBOR01M + 1.05%) 12/25/29	719,621	721,684
♦Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43	527	600
Series T-58 2A 6.50% 9/25/43	8,843	9,488
Total Agency Collateralized Mortgage Obligations (Cost $25,876,165)		24,725,627
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.67%
♦Freddie Mac Multifamily Structured Pass Through Certificates Series K729 A2 3.14% 10/25/24	4,650,000	4,651,639
•FREMF Mortgage Trust
Series 2012-K22 B 3.68% 8/25/45	1,115,000	1,118,756
Series 2015-K720 B 3.43% 7/25/22	2,950,000	2,955,255
Total Agency Commercial Mortgage-Backed Securities (Cost $9,240,350)		8,725,650
AGENCY MORTGAGE-BACKED SECURITIES–5.02%
Fannie Mae S.F. 15 yr 2.50% 8/1/35	3,562,573	3,526,278
Fannie Mae S.F. 30 yr
3.50% 1/1/48	8,066,247	8,199,846
4.50% 7/1/40	251,874	256,583
4.50% 8/1/41	637,691	678,666
4.50% 2/1/46	4,794,775	5,082,196
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 5/1/46	484,064	$ 514,697
4.50% 11/1/47	4,933,158	5,201,269
4.50% 4/1/48	2,729,596	2,902,228
4.50% 1/1/50	898,658	955,156
5.00% 7/1/47	552,765	597,748
5.00% 8/1/48	10,175,215	10,818,534
5.00% 12/1/48	4,284,849	4,551,220
5.50% 5/1/44	16,658,156	18,234,311
6.00% 1/1/42	1,090,761	1,217,478
•Freddie Mac S.F. 15 yr 6.97% 6/19/41	7,323	7,618
Freddie Mac S.F. 30 yr
4.50% 3/1/42	360,880	384,293
5.50% 9/1/41	1,872,446	2,058,174
Ginnie Mae II Pool 6.50% 6/20/39	248,601	273,782
GNMA II S.F. 30 yr 5.50% 5/20/37	80,246	89,482
Total Agency Mortgage-Backed Securities (Cost $66,554,332)		65,549,559
CORPORATE BONDS–59.15%
Advertising–0.12%
Clear Channel International BV 6.63% 8/1/25	1,575,000	1,602,562
		1,602,562
Aerospace & Defense–1.63%
Spirit AeroSystems, Inc. 5.50% 1/15/25	2,700,000	2,706,750
Teledyne Technologies, Inc. 0.95% 4/1/24	15,970,000	15,330,083
TransDigm, Inc. 8.00% 12/15/25	3,141,000	3,284,795
		21,321,628
Airlines–1.01%
Delta Air Lines, Inc.
7.00% 5/1/25	9,642,000	10,327,691
7.38% 1/15/26	1,072,000	1,164,176
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00% 9/20/25	1,110,000	1,182,150
United Airlines, Inc. 4.38% 4/15/26	465,000	457,409
		13,131,426
Apparel–0.13%
VF Corp. 2.40% 4/23/25	1,715,000	1,677,003
		1,677,003
Auto Manufacturers–2.97%
BMW U.S. Capital LLC 0.75% 8/12/24	4,805,000	4,564,125
LVIP Delaware Limited-Term Diversified Income Fund–1

LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Daimler Trucks Finance North America LLC 1.63% 12/13/24	5,890,000	$ 5,623,363
Ford Motor Credit Co. LLC
2.30% 2/10/25	1,245,000	1,181,776
3.38% 11/13/25	5,550,000	5,424,820
General Motors Financial Co., Inc.
•1.00% (SOFR + 0.76%) 3/8/24	8,025,000	7,970,059
3.45% 4/10/22	2,145,000	2,145,728
4.15% 6/19/23	1,290,000	1,308,746
4.35% 4/9/25	5,130,000	5,217,429
5.10% 1/17/24	4,880,000	5,045,242
5.25% 3/1/26	339,000	355,070
		38,836,358
Auto Parts & Equipment–0.28%
Aptiv PLC/Aptiv Corp. 2.40% 2/18/25	3,775,000	3,677,301
		3,677,301
Banks–12.83%
Banco Continental SAECA 2.75% 12/10/25	3,115,000	2,846,362
Banco Santander SA 3.50% 4/11/22	4,800,000	4,802,013
Bank of America Corp.
μ0.98% 9/25/25	6,085,000	5,767,421
μ1.84% 2/4/25	5,535,000	5,411,731
μ3.46% 3/15/25	3,825,000	3,848,075
4.10% 7/24/23	6,940,000	7,091,936
μBank of Ireland Group PLC 2.03% 9/30/27	4,560,000	4,129,855
Bank of Montreal 1.85% 5/1/25	1,785,000	1,715,397
BBVA Bancomer SA 1.88% 9/18/25	3,490,000	3,325,970
μCitigroup, Inc.
1.28% 11/3/25	110,000	104,677
2.01% 1/25/26	185,000	178,096
3.07% 2/24/28	3,120,000	3,038,751
4.04% 6/1/24	355,000	359,539
μCredit Agricole SA 1.91% 6/16/26	1,895,000	1,788,804
Credit Suisse Group AG
μ2.59% 9/11/25	4,680,000	4,520,925
3.80% 6/9/23	1,640,000	1,655,037
μ4.21% 6/12/24	2,935,000	2,961,138
μ7.25% 9/12/25	2,425,000	2,452,281
Deutsche Bank AG 0.90% 5/28/24	10,710,000	10,197,511
Goldman Sachs Group, Inc.
μ0.93% 10/21/24	9,495,000	9,203,527
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group, Inc. (continued)
•1.06% (SOFR + 0.81%) 3/9/27	5,435,000	$ 5,301,009
μ1.54% 9/10/27	1,765,000	1,613,085
3.50% 4/1/25	8,420,000	8,482,796
μ3.62% 3/15/28	1,815,000	1,812,459
JPMorgan Chase & Co.
•0.85% (SOFR + 0.58%) 3/16/24	4,440,000	4,426,300
•1.02% (SOFR + 0.89%) 4/22/27	3,675,000	3,604,274
μ4.02% 12/5/24	13,570,000	13,787,236
μ4.60% 2/1/25	620,000	597,525
μ5.00% 8/1/24	1,050,000	1,046,509
μLloyds Banking Group PLC 2.91% 11/7/23	5,980,000	5,988,395
Morgan Stanley
μ0.73% 4/5/24	6,960,000	6,816,536
μ1.16% 10/21/25	4,920,000	4,673,700
μ2.48% 1/21/28	415,000	395,629
2.75% 5/19/22	3,335,000	3,340,671
National Securities Clearing Corp. 1.20% 4/23/23	2,700,000	2,675,902
PNC Bank NA 3.88% 4/10/25	4,955,000	5,050,499
QNB Finance Ltd. 3.50% 3/28/24	3,120,000	3,130,920
μState Street Corp. 1.68% 11/18/27	2,115,000	1,984,319
•Toronto-Dominion Bank 0.59% (SOFR + 0.36%) 3/4/24	2,820,000	2,803,948
μTruist Bank 2.64% 9/17/29	9,026,000	8,877,205
U.S. Bancorp 3.38% 2/5/24	2,330,000	2,362,038
U.S. Bank NA 3.40% 7/24/23	1,340,000	1,357,918
μWells Fargo & Co. 3.53% 3/24/28	2,040,000	2,035,903
		167,563,822
Beverages–0.46%
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65% 2/1/26	5,890,000	6,019,652
		6,019,652
Biotechnology–1.07%
Gilead Sciences, Inc. 3.70% 4/1/24	4,035,000	4,107,123
Royalty Pharma PLC 1.20% 9/2/25	10,690,000	9,833,380
		13,940,503

LVIP Delaware Limited-Term Diversified Income Fund–2

LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals–0.27%
Nutrien Ltd. 1.90% 5/13/23	3,505,000	$ 3,478,630
		3,478,630
Commercial Services–2.37%
DP World Crescent Ltd. 3.91% 5/31/23	3,381,000	3,414,810
Global Payments, Inc.
1.50% 11/15/24	4,065,000	3,886,297
2.65% 2/15/25	4,520,000	4,422,697
PayPal Holdings, Inc. 1.35% 6/1/23	6,510,000	6,490,964
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25% 4/15/24	3,089,000	3,162,642
S&P Global, Inc. 2.45% 3/1/27	2,720,000	2,646,456
Triton Container International Ltd. 1.15% 6/7/24	7,250,000	6,878,240
		30,902,106
Computers–0.27%
International Business Machines Corp. 3.00% 5/15/24	3,500,000	3,523,148
		3,523,148
Distribution/Wholesale–0.49%
Avient Corp. 5.75% 5/15/25	6,182,000	6,346,441
		6,346,441
Diversified Financial Services–3.40%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65% 10/29/24	8,260,000	7,800,819
3.15% 2/15/24	5,750,000	5,657,298
Air Lease Corp.
0.80% 8/18/24	5,645,000	5,316,356
2.88% 1/15/26	755,000	728,706
3.00% 9/15/23	4,075,000	4,057,466
Ally Financial, Inc. 5.75% 11/20/25	5,256,000	5,527,225
Aviation Capital Group LLC 1.95% 1/30/26	2,865,000	2,631,181
Avolon Holdings Funding Ltd. 3.95% 7/1/24	6,635,000	6,613,531
DAE Sukuk Difc Ltd. 3.75% 2/15/26	3,420,000	3,330,225
SURA Asset Management SA 4.88% 4/17/24	978,000	993,179
USAA Capital Corp. 1.50% 5/1/23	1,720,000	1,703,976
		44,359,962
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric–6.98%
AEP Texas, Inc. 2.40% 10/1/22	5,720,000	$ 5,728,269
Avangrid, Inc. 3.20% 4/15/25	2,630,000	2,621,865
Cleveland Electric Illuminating Co. 5.50% 8/15/24	4,805,000	5,063,734
μDuke Energy Corp. 4.88% 9/16/24	3,805,000	3,845,447
Engie Energia Chile SA 4.50% 1/29/25	1,409,000	1,449,523
Entergy Corp. 4.00% 7/15/22	4,727,000	4,739,549
Entergy Louisiana LLC 4.05% 9/1/23	480,000	489,391
Eversource Energy 2.90% 3/1/27	810,000	793,705
Fells Point Funding Trust 3.05% 1/31/27	3,065,000	2,938,135
National Rural Utilities Cooperative Finance Corp. 1.88% 2/7/25	7,575,000	7,338,643
NRG Energy, Inc. 3.75% 6/15/24	9,895,000	9,856,201
OGE Energy Corp. 0.70% 5/26/23	8,925,000	8,743,655
Pacific Gas & Electric Co. 3.75% 2/15/24	10,545,000	10,580,456
Sempra Energy 3.30% 4/1/25	4,220,000	4,226,682
Southern California Edison Co. 1.10% 4/1/24	10,370,000	10,006,951
Vistra Operations Co. LLC 3.55% 7/15/24	5,945,000	5,888,649
WEC Energy Group, Inc. 0.80% 3/15/24	7,115,000	6,827,615
		91,138,470
Electrical Components & Equipment–0.24%
WESCO Distribution, Inc. 7.13% 6/15/25	3,008,000	3,129,283
		3,129,283
Engineering & Construction–0.12%
Artera Services LLC 9.03% 12/4/25	1,525,000	1,523,879
		1,523,879
Entertainment–0.52%
Magallanes, Inc. 3.64% 3/15/25	3,220,000	3,239,564
Scientific Games International, Inc. 5.00% 10/15/25	3,410,000	3,495,250
		6,734,814

LVIP Delaware Limited-Term Diversified Income Fund–3

LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food–0.54%
Conagra Brands, Inc. 0.50% 8/11/23	3,450,000	$ 3,339,632
General Mills, Inc. 3.70% 10/17/23	3,640,000	3,698,865
		7,038,497
Forest Products & Paper–0.25%
Inversiones CMPC SA 4.75% 9/15/24	3,120,000	3,205,831
		3,205,831
Gas–0.33%
Southern California Gas Co. 2.95% 4/15/27	4,440,000	4,378,990
		4,378,990
Health Care Products–0.13%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 7.38% 6/1/25	1,621,000	1,669,630
		1,669,630
Health Care Services–0.13%
HCA, Inc. 3.13% 3/15/27	1,725,000	1,685,485
		1,685,485
Insurance–4.97%
Athene Global Funding
•0.91% (SOFR + 0.70%) 5/24/24	8,585,000	8,482,930
1.00% 4/16/24	10,665,000	10,196,864
Brighthouse Financial Global Funding
•0.87% (SOFR + 0.76%) 4/12/24	4,385,000	4,394,608
1.00% 4/12/24	8,385,000	8,030,313
Equitable Financial Life Global Funding 0.80% 8/12/24	1,825,000	1,731,384
Equitable Holdings, Inc. 3.90% 4/20/23	6,359,000	6,444,446
F&G Global Funding 0.90% 9/20/24	10,755,000	10,138,449
GA Global Funding Trust 1.00% 4/8/24	12,730,000	12,186,700
USI, Inc. 6.88% 5/1/25	3,266,000	3,276,810
		64,882,504
Internet–0.26%
JD.com, Inc. 3.88% 4/29/26	3,470,000	3,453,671
		3,453,671
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel–0.45%
Steel Dynamics, Inc. 2.80% 12/15/24	6,000,000	$ 5,935,173
		5,935,173
Leisure Time–0.16%
Carnival Corp. 7.63% 3/1/26	2,117,000	2,130,824
		2,130,824
Lodging–0.61%
Boyd Gaming Corp. 8.63% 6/1/25	1,213,000	1,274,087
MGM Resorts International 5.75% 6/15/25	6,475,000	6,637,004
		7,911,091
Machinery Diversified–0.10%
Welbilt, Inc. 9.50% 2/15/24	1,313,000	1,337,428
		1,337,428
Media–1.50%
AMC Networks, Inc. 5.00% 4/1/24	1,360,000	1,356,600
Charter Communications Operating LLC/Charter Communications Operating Capital 4.91% 7/23/25	4,810,000	4,988,024
Fox Corp. 4.03% 1/25/24	4,025,000	4,109,112
Time Warner Entertainment Co. LP 8.38% 3/15/23	8,635,000	9,091,143
		19,544,879
Mining–0.35%
First Quantum Minerals Ltd. 7.50% 4/1/25	4,500,000	4,567,500
		4,567,500
Miscellaneous Manufacturing–0.27%
Carlisle Cos., Inc. 0.55% 9/1/23	3,690,000	3,574,928
		3,574,928
Oil & Gas–1.19%
ConocoPhillips Co. 2.40% 3/7/25	3,850,000	3,805,688
Devon Energy Corp. 5.25% 9/15/24	1,908,000	1,993,927
Murphy Oil Corp. 5.75% 8/15/25	2,706,000	2,757,522
Occidental Petroleum Corp.
5.50% 12/1/25	2,793,000	2,939,074
5.88% 9/1/25	3,450,000	3,664,573
Southwestern Energy Co. 5.95% 1/23/25	424,000	443,254
		15,604,038

LVIP Delaware Limited-Term Diversified Income Fund–4

LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas Services–0.57%
Schlumberger Holdings Corp. 3.75% 5/1/24	7,255,000	$ 7,388,032
		7,388,032
Packaging & Containers–0.58%
Mauser Packaging Solutions Holding Co. 5.50% 4/15/24	7,592,000	7,561,841
		7,561,841
Pharmaceuticals–2.19%
AbbVie, Inc.
2.60% 11/21/24	7,125,000	7,075,716
3.75% 11/14/23	2,150,000	2,191,100
Bausch Health Cos., Inc. 6.13% 4/15/25	2,112,000	2,130,480
Bristol-Myers Squibb Co. 2.90% 7/26/24	3,393,000	3,418,169
Cigna Corp.
•1.13% (LIBOR03M + 0.89%) 7/15/23	6,130,000	6,174,588
3.75% 7/15/23	590,000	598,613
Takeda Pharmaceutical Co. Ltd. 4.40% 11/26/23	6,425,000	6,583,479
Viatris, Inc. 1.65% 6/22/25	500,000	465,274
		28,637,419
Pipelines–4.21%
Cheniere Corpus Christi Holdings LLC 7.00% 6/30/24	4,455,000	4,740,282
Enbridge, Inc.
0.55% 10/4/23	2,150,000	2,083,591
•0.60% (SOFR + 0.40%) 2/17/23	8,545,000	8,536,012
Kinder Morgan Energy Partners LP 3.95% 9/1/22	5,565,000	5,585,414
MPLX LP 4.88% 12/1/24	6,200,000	6,421,101
NuStar Logistics LP 5.75% 10/1/25	3,345,000	3,407,719
ONEOK, Inc. 7.50% 9/1/23	4,745,000	4,988,864
Sabine Pass Liquefaction LLC 5.75% 5/15/24	9,475,000	9,916,895
TransCanada PipeLines Ltd. 1.00% 10/12/24	9,760,000	9,272,571
		54,952,449
Retail–0.03%
IRB Holding Corp. 7.00% 6/15/25	390,000	405,600
		405,600
Semiconductors–1.57%
Microchip Technology, Inc.
0.98% 9/1/24	8,155,000	7,720,914
4.33% 6/1/23	2,250,000	2,285,334
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
NXP BV/NXP Funding LLC 4.88% 3/1/24	6,825,000	$ 7,012,920
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70% 5/1/25	295,000	285,929
SK Hynix, Inc. 1.50% 1/19/26	3,510,000	3,246,994
		20,552,091
Software–1.42%
Roper Technologies, Inc. 2.35% 9/15/24	6,670,000	6,564,010
VMware, Inc. 1.00% 8/15/24	10,670,000	10,173,404
Workday, Inc.
3.50% 4/1/27	710,000	709,815
3.70% 4/1/29	1,100,000	1,102,458
		18,549,687
Telecommunications–1.72%
NBN Co. Ltd. 0.88% 10/8/24	7,100,000	6,719,847
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 3/20/25	1,308,750	1,336,229
T-Mobile USA, Inc. 3.50% 4/15/25	4,850,000	4,882,095
Verizon Communications, Inc. 0.75% 3/22/24	9,805,000	9,488,232
		22,426,403
Transportation–0.46%
Canadian Pacific Railway Co. 1.35% 12/2/24	6,305,000	6,045,215
		6,045,215
Total Corporate Bonds (Cost $789,782,977)		772,346,194
NON-AGENCY ASSET-BACKED SECURITIES–16.99%
American Tower Trust Series 13 2A 3.07% 3/15/48	1,575,000	1,565,555
ARES LX CLO Ltd. 1.36% 7/18/34	4,155,000	4,117,983
ARI Fleet Lease Trust Series 2018-B A2 3.22% 8/16/27	50,602	50,614
Avis Budget Rental Car Funding AESOP LLC
Series 2017-1A Class A 3.07% 9/20/23	2,300,000	2,306,892
Series 2019-2A A 3.35% 9/22/25	3,330,000	3,340,692
•Ballyrock CLO Ltd. Series 2018-1A A1 1.25% (LIBOR03M + 1.00%) 4/20/31	5,250,000	5,199,605

LVIP Delaware Limited-Term Diversified Income Fund–5

LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Benefit Street Partners CLO IX Ltd. Series 2016-9A AR 1.36% (LIBOR03M + 1.11%) 7/20/31	1,550,000	$ 1,542,289
•Benefit Street Partners CLO VIII Ltd. Series 2015-8A A1AR 1.35% (LIBOR03M + 1.10%) 1/20/31	2,000,000	1,990,490
•Benefit Street Partners CLO XX Ltd. Series 2020-20A Class AR 1.41% (LIBOR03M + 1.17%) 7/15/34	1,000,000	991,698
•Canyon Capital CLO Ltd. Series 2019-2A AR 1.42% (LIBOR03M + 1.18%) 10/15/34	7,250,000	7,183,213
•Carlyle Global Market Strategies CLO Ltd. Series 2014-2RA A1 1.56% (LIBOR03M + 1.05%) 5/15/31	4,573,349	4,545,950
•CBAM Ltd. Serie 2020-13A A 1.68% (LIBOR03M + 1.43%) 1/20/34	7,000,000	6,962,746
•Cedar Funding IX CLO Ltd. Series 2018-9A A1 1.23% (LIBOR03M + 0.98%) 4/20/31	2,150,000	2,138,311
•CIFC Funding Ltd. Series 2013-4A A1RR 1.33% (LIBOR03M + 1.06%) 4/27/31	6,850,000	6,821,237
Dell Equipment Finance Trust Series 2021-2 A2 0.33% 12/22/26	11,700,000	11,553,091
•Dryden 83 CLO Ltd. Series 2020-83A A 1.46% (LIBOR03M + 1.22%) 1/18/32	6,650,000	6,621,385
•Elmwood CLO VII Ltd. Series 2020-4A A 1.63% (LIBOR03M + 1.39%) 1/17/34	1,000,000	997,631
Ford Credit Auto Owner Trust
Series 2021-A B 0.70% 10/15/26	4,000,000	3,749,301
Series 2022-A Class B 1.91% 7/15/27	4,800,000	4,612,277
Ford Credit Floorplan Master Owner Trust Series 2020-1 A1 0.70% 9/15/25	20,500,000	19,896,691
•Galaxy XXI CLO Ltd. Series 2015-21A AR 1.27% (LIBOR03M + 1.02%) 4/20/31	3,500,000	3,468,574
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
GM Financial Automobile Leasing Trust Series 2022-1 Class B 2.23% 2/20/26	5,650,000	$ 5,557,531
GM Financial Leasing Trust Series 2021-1 B 0.54% 2/20/25	6,500,000	6,314,398
GMF Floorplan Owner Revolving Trust Series 2020-1 A 0.68% 8/15/25	16,000,000	15,580,331
GreatAmerica Leasing Receivables Funding LLC Series 2021-1 B 0.72% 12/15/26	3,600,000	3,385,659
•Halseypoint CLO 5 Ltd. Series 2021-5A A1A 1.47% (LIBOR03M + 1.21%) 1/30/35	4,000,000	3,954,784
JPMorgan Chase Bank NA - CACLN Series 2020-2 B 0.84% 2/25/28	3,386,898	3,343,130
•KKR CLO 32 Ltd. Series 32A A1 1.56% (LIBOR03M + 1.32%) 1/15/32	3,450,000	3,438,491
•LCM XVIII LP Series 18A A1R 1.27% (LIBOR03M + 1.02%) 4/20/31	5,003,000	4,975,484
MMAF Equipment Finance LLC Series 2020-BA A2 0.38% 8/14/23	7,265,797	7,230,349
•Neuberger Berman CLO XX Ltd. Series 2015-20A Class ARR 1.40% (LIBOR03M + 1.16%) 7/15/34	5,976,000	5,938,280
•Oaktree CLO Ltd. Series 2019-2A A1AR 1.36% (LIBOR03M + 1.12%) 4/15/31	2,000,000	1,987,824
•Octagon Investment Partners 33 Ltd. Series 2017-1A A1 1.44% (LIBOR03M + 1.19%) 1/20/31	5,750,000	5,726,994
•Octagon Investment Partners 48 Ltd. Series 2020-3A AR 1.40% (LIBOR03M + 1.15%) 10/20/34	1,200,000	1,188,287
•OHA Credit Partners XVI Series 2021-16A Class A 1.31% (LIBOR03M + 1.15%) 10/18/34	6,700,000	6,660,262
•Sound Point CLO XXI Ltd. Series 2018-3A A1A 1.45% (LIBOR03M + 1.18%) 10/26/31	4,850,000	4,822,845
Tesla Auto Lease Trust Series 2021-A B 1.02% 3/20/25	12,282,000	11,884,171

LVIP Delaware Limited-Term Diversified Income Fund–6

LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Trafigura Securitisation Finance PLC Series 2021-1A A2 1.08% 1/15/25	10,150,000	$ 9,850,800
•TRESTLES CLO V Ltd. Series 2021-5A A1 2.23% (LIBOR03M + 1.17%) 10/20/34	7,000,000	6,958,889
UNIFY Auto Receivables Trust Series 2021-1A A3 0.51% 6/16/25	1,900,000	1,877,259
Verizon Master Trust Series 2022-2 Class B 1.83% 7/20/28	4,800,000	4,643,432
Verizon Owner Trust Series 2020-C A 0.41% 4/21/25	2,000,000	1,961,152
•Zais CLO 16 Ltd. Series 2020-16A A1R 1.67% (LIBOR03M + 1.42%) 10/20/34	5,000,000	4,946,665
Total Non-Agency Asset-Backed Securities (Cost $225,261,408)		221,883,242
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–13.30%
U.S. Treasury Notes
1.50% 2/15/25	2,310,000	$ 2,245,211
1.75% 3/15/25	4,080,000	3,993,619
2.25% 3/31/24	167,690,000	167,460,736
Total U.S. Treasury Obligations (Cost $173,569,292)		173,699,566

	Number of Shares
MONEY MARKET FUND–2.23%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.25%)	29,140,889	29,140,889
Total Money Market Fund (Cost $29,140,889)		29,140,889

TOTAL INVESTMENTS–99.25% (Cost $1,319,425,413)	1,296,070,727

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.75%	9,781,345
NET ASSETS APPLICABLE TO 137,511,020 SHARES OUTSTANDING–100.00%	$1,305,852,072

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date.

The following futures contracts were outstanding at March 31, 2022:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
557	U.S. Treasury 2 yr Notes	$118,040,485	$119,751,569	6/30/22	$—	$(1,711,084)
211	U.S. Treasury 3 yr Notes	46,037,563	46,910,670	6/30/22	—	(873,107)
(556)	U.S. Treasury 5 yr Notes	(63,766,250)	(65,289,772)	6/30/22	1,523,522	—
Total Futures Contracts					$1,523,522	$(2,584,191)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
LVIP Delaware Limited-Term Diversified Income Fund–7

LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments (continued)
[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2022.

Summary of Abbreviations:
CLO–Collateralized Loan Obligation
CMPC–Coût Moyen Pondéré du Capital
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
REMIC–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
STACR–Structured Agency Credit Risk
yr–Year
See accompanying notes.
LVIP Delaware Limited-Term Diversified Income Fund–8

LVIP Delaware Limited-Term Diversified Income Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Limited-Term Diversified Income Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Limited-Term Diversified Income Fund–9

LVIP Delaware Limited-Term Diversified Income Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$24,725,627	$—	$24,725,627
Agency Commercial Mortgage-Backed Securities	—	8,725,650	—	8,725,650
Agency Mortgage-Backed Securities	—	65,549,559	—	65,549,559
Corporate Bonds	—	772,346,194	—	772,346,194
Non-Agency Asset-Backed Securities	—	221,883,242	—	221,883,242
U.S. Treasury Obligations	—	173,699,566	—	173,699,566
Money Market Fund	29,140,889	—	—	29,140,889
Total Investments	$29,140,889	$1,266,929,838	$—	$1,296,070,727
Derivatives:

Assets:
Futures Contract	$1,523,522	$—	$—	$1,523,522
Liabilities:
Futures Contracts	$(2,584,191)	$—	$—	$(2,584,191)
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Limited-Term Diversified Income Fund–10